Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Plant And Equipment Details Narrative Abstract
Depreciation	$ 22,469	$ 41,219
Impairment of fixed assets	$ 19,549	$ 0